Other liabilities and tax payable - narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Brazil indirect tax - reversal of liability/recognition of credits	€ (164)	€ 72	€ (895)
Net revenues
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Brazil indirect tax - reversal of liability/recognition of credits		(547)
Net financial income (expense)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Brazil indirect tax - reversal of liability/recognition of credits		(348)
LATAM | Operating segments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Brazil indirect tax - reversal of liability/recognition of credits	€ (164)	€ 54